11. Repurchase Agreements (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Repurchase Agreements [Abstract]
Weighted average interest rate on repurchase agreement	0.63%	0.30%